PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2016	2015
Cost:

Buildings and land	$90,564	$93,499
Computers, software and electronic equipment	44,993	70,590
Equipment leased to others	76,917	73,798
Office furniture and equipment	5,930	7,782
Vehicles	444	436
Leasehold improvements	2,548	2,330

	221,396	248,435
Accumulated depreciation and impairment *)	140,559	166,472

Depreciated cost	$80,837	$81,963

*)
During the year ended December 31, 2015, the Company recorded an impairment loss of $ 4,106. The impairment loss was recorded as reduction of the cost of equipment leased to others and computers, software and electronic equipment in the amount of $ 4,030 and $ 76, respectively.

**)
The Company recorded a reduction of $ 33,299 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements that are no longer in use for the year ended December 31, 2016.

b.	Depreciation expenses totaled $ 7,337, $ 9,256 and $ 10,091 in 2016, 2015 and 2014, respectively.

c.
At December 31, 2016 and 2015, property and equipment under capital leases consisted of assets with depreciable cost of $ 1,121. Accumulated depreciation under capital leases amounted to $ 559 and $ 334 as of December 31, 2016 and 2015, respectively.

d.	As for pledges and securities, see also Note 11e.